WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.8%
Alabama - 7.0%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$9,470,000	$9,143,853	(a)
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	4,550,000	6,640,225
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,647,000	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	700,000	796,894	(c)

Total Alabama				18,227,972

Alaska - 0.1%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	250,000	317,058

Arizona - 5.1%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	275,000	364,480	(d)
Chandler, AZ, IDA Revenue, Intel Corp. Project	2.700%	8/14/23	2,000,000	2,090,660	(a)(b)(e)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Pub, Series A	5.000%	2/15/48	1,000,000	1,156,360
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	350,000	394,639	(c)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	7,110,000	9,449,261

Total Arizona				13,455,400

California - 13.6%
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	605,590	(e)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	600,000	722,442	(e)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	1,000,000	1,236,280
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,756,060	(c)(e)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	2,250,000	3,014,550
Various Purpose, Refunding	4.000%	11/1/36	250,000	289,170
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	780,000	839,218	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	$500,000	$512,830
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	600,000	615,396
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	1,000,000	1,286,780
Transit Improvements, Series A	5.000%	7/1/44	400,000	503,088	(f)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	500,000	604,775	(e)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,100,000	1,343,672	(e)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	1,000,000	1,235,350
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,032,200
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	3,500,000	4,548,110
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	142,386	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.125%	11/1/29	2,000,000	2,589,040
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	700,000	760,319
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	500,000	647,330
Series A, Refunding	5.000%	10/1/48	750,000	946,597
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,285,490
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	300,000	378,543
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,200,200
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	500,000	623,645

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	$1,515,000	$1,885,857
University of California, General Revenue, Refunding	5.000%	5/15/37	2,500,000	3,135,850

Total California				35,740,768

Colorado - 3.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	528,600
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	500,000	609,785
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	221,620
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	6,000,000	6,649,860

Total Colorado				8,009,865

Connecticut - 1.1%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	613,485
Connecticut State, GO:
Series A	4.000%	4/15/37	600,000	690,510
Series E	5.000%	10/15/34	280,000	338,394
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,235,260

Total Connecticut				2,877,649

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	500,000	596,395

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	250,000	264,543

Florida - 1.3%
Broward County, FL, Airport System Revenue, Series A	5.000%	10/1/45	750,000	868,042	(e)
Florida State Municipal Power Agency Revenue, All Requirements Power, Series A	6.250%	10/1/31	1,000,000	1,003,870	(g)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	602,680	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	$350,000	$417,827
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	277,745
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	250,000	291,480

Total Florida				3,461,644

Georgia - 4.5%
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.000%	11/1/23	5,000,000	5,039,050	(g)
Series A	6.250%	11/1/34	3,260,000	3,286,732	(g)
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	250,000	315,458
Georgia Institute of Technology	4.000%	6/15/49	500,000	566,860
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	785,759
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.920%	12/1/23	1,870,000	1,862,426	(a)(b)

Total Georgia				11,856,285

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	300,000	361,845

Illinois - 9.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	573,700
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	360,000	411,412
Series C, Refunding	5.000%	12/1/24	250,000	280,682
Chicago, IL, GO:
Series A	5.000%	1/1/44	300,000	341,940
Series A, Refunding	6.000%	1/1/38	500,000	600,220
Series B, Refunding	5.500%	1/1/30	1,685,000	1,934,633
Series C, Refunding	5.000%	1/1/25	250,000	282,905

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/26	$1,000,000	$1,084,980
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	250,000	297,862
Senior Lien, Series D	5.000%	1/1/47	500,000	595,295
Senior Lien, Series D	5.000%	1/1/52	500,000	592,345
Series D	5.000%	1/1/46	2,000,000	2,293,780
Trips Obligated Group	5.000%	7/1/48	200,000	236,652	(e)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	284,765
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	750,000	882,780
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	600,000	732,996
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	2,050,000	2,489,827
Illinois Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	305,505	(d)
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	314,675	(d)
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	600,000	722,568
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	300,000	359,826
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	119,403
Illinois State, GO:
Series 2016	5.000%	1/1/35	250,000	280,513
Series 2016, Refunding	5.000%	2/1/26	1,000,000	1,151,970
Series 2016, Refunding	5.000%	2/1/29	600,000	697,908
Series A	5.000%	12/1/42	500,000	567,315
Series A, Refunding	5.000%	10/1/29	1,600,000	1,907,104
Series C	5.000%	11/1/29	300,000	349,806
Series D	5.000%	11/1/26	300,000	347,865

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	$1,000,000	$300,040
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	1,000,000	1,017,260
Regional Transportation Authority, IL, Revenue, Series A, Refunding, NATL	6.000%	7/1/29	1,340,000	1,778,515

Total Illinois				24,137,047

Indiana - 4.7%
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated
Group, Series B, Refunding	1.650%	7/1/22	10,000,000	10,081,300	(a)(b)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	675,000	810,155
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	500,000	568,000
Courthouse and Jail Project, Series A	5.000%	2/1/54	750,000	929,633

Total Indiana				12,389,088

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	200,000	203,390

Kentucky - 1.5%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	2,000,000	2,202,320	(a)(b)
Series B	4.000%	1/1/25	1,500,000	1,681,635	(a)(b)

Total Kentucky				3,883,955

Louisiana - 0.2%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	597,580	(e)

Maryland - 0.9%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments, Series A	5.000%	6/1/44	1,350,000	1,497,852
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	550,000	741,670

Total Maryland				2,239,522

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.9%
Massachusetts State DFA Revenue:
UMass Boston Student Housing Project	5.000%	10/1/41	$250,000	$288,443
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	301,122
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	633,570	(e)
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	3,000,000	3,762,450

Total Massachusetts				4,985,585

Michigan - 2.2%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	400,000	451,176
Detroit, MI, Water Supply System Revenue, Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	5,000	5,017
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,500,000	1,560,570	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	350,000	412,045
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien Local Project, Series C-6, Refunding	5.000%	7/1/33	410,000	471,754
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	485,052	(e)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,000,000	2,268,620

Total Michigan				5,654,234

Missouri - 0.7%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	1,000,000	1,224,710	(e)
Missouri State Health EFA Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	171,237
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	401,510

Total Missouri				1,797,457

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 3.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Refunding, Series A	5.000%	12/1/24	$750,000	$821,842	(e)
New Jersey State EDA Revenue, Series DDD	5.000%	6/15/34	1,500,000	1,765,635
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,701,640
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	345,000	345,307	(e)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	200,000	235,778	(e)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	125,000	152,534
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	750,000	898,245
Transportation Program, Series AA	5.250%	6/15/43	500,000	603,735
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	229,720

Total New Jersey				9,754,436

New York - 17.7%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	500,000	607,105
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Subseries FF-2, Refunding	4.000%	6/15/41	500,000	581,240
New York Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/32	2,000,000	1,486,120
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	1,500,000	1,912,515
Group 3, Series E, Refunding	5.000%	3/15/38	3,000,000	3,796,530
Group 4, Series E, Refunding	5.000%	3/15/44	10,000,000	12,448,600
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series A, Refunding	5.000%	3/15/44	1,000,000	1,254,210

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	$2,500,000	$3,480,225
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	575,000	638,704	(c)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	1,000,000	1,184,440
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	1,500,000	1,835,310	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,100,000	1,340,361	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	3,380,000	4,083,648	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,000,000	3,357,240	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,357,864

Total New York				46,364,112

North Carolina - 1.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	632,455
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	284,025
North Carolina State Limited Obligation Revenue, Series A	4.000%	5/1/33	1,000,000	1,191,580
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	121,258
North Carolina State Turnpike Authority Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/54	750,000	863,115

Total North Carolina				3,092,433

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.1%
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	$300,000	$355,380	(d)

Oklahoma - 0.0%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	40,000	47,953
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	113,129	1,131	*(h)

Total Oklahoma				49,084

Oregon - 0.3%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	650,000	767,858

Pennsylvania - 2.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	250,000	314,640
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,140,630
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	358,904	(a)(b)(e)
Pennsylvania State, GO, Refunding	5.000%	7/15/30	1,000,000	1,313,300
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	1,000,000	1,237,530
Philadelphia, PA, GO, Series B	5.000%	2/1/37	500,000	634,355
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	241,716
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	550,000	659,494

Total Pennsylvania				5,900,569

Puerto Rico - 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	365,000	383,250
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	440,000	352,000	*(h)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series A	5.050%	7/1/42	$100,000	$80,000	*(h)
Series XX	5.250%	7/1/40	920,000	738,300	*(h)

Total Puerto Rico				1,553,550

South Carolina - 0.2%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	618,395	(e)

Texas - 8.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF - GTD, Series A, Refunding	5.000%	12/1/35	300,000	367,593
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	400,000	454,884
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	758,958	(e)
Frisco, TX, ISD, GO, Refunding, PSF - GTD	4.000%	8/15/45	500,000	574,375
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	2,500,000	3,057,200
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	250,000	309,925
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,219,420	(e)
Subordinate, Series C, Refunding	5.000%	7/1/31	1,750,000	2,193,905	(e)
Houston, TX, Public Improvement Bond, Series A, Refunding	5.000%	3/1/32	1,100,000	1,413,280	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	120,000	145,087	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,120,000
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	1,000,000	1,249,490
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	190,000	222,062
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	568,660	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	$500,000	$582,240
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,220,000	1,439,515
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,700,000	2,114,851
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	1,000,000	1,340,710
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	143,701	(c)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	45,640

Total Texas				21,321,496

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,800,000	1,804,644

Utah - 1.2%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	1,750,000	2,127,352	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	288,115
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	500,000	597,750

Total Utah				3,013,217

Virginia - 1.2%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	400,000	472,000	(e)
Series B, Refunding	5.000%	7/1/45	500,000	586,125	(e)
Virginia State Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,945,897	(e)

Total Virginia				3,004,022

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	$750,000	$948,668	(e)
Series A	5.000%	5/1/36	500,000	606,155	(e)
Washington State HFC, Non-Profit Housing Revenue, Heron’s Key, Series A	6.000%	7/1/25	675,000	736,796	(c)
Washington State, GO, Series R, 2018D, Refunding	5.000%	8/1/33	1,000,000	1,257,140

Total Washington				3,548,759

Wisconsin - 1.5%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	1,500,000	1,716,375	(c)
Public Finance Authority, WI, Revenue, Series A, AGM	5.000%	7/1/44	1,000,000	1,194,700
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	750,000	910,582

Total Wisconsin				3,821,657

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $228,469,042)				256,026,894

SHORT-TERM INVESTMENTS - 2.7%
MUNICIPAL BONDS - 2.7%
New York - 1.0%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	1.350%	6/1/36	2,000,000	2,000,000	(e)(i)(j)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.420%	11/1/41	600,000	600,000	(e)(i)(j)

Total New York				2,600,000

Texas - 1.7%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.390%	6/1/30	200,000	200,000	(e)(i)(j)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	1.390%	12/1/41	4,300,000	4,300,000	(i)(j)

Total Texas				4,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,100,000)				7,100,000

TOTAL INVESTMENTS - 100.5% (Cost - $235,569,042)				263,126,894
Liabilities in Excess of Other Assets - (0.5)%				(1,188,508)

TOTAL NET ASSETS - 100.0%				$261,938,386

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on these securities is currently in default as of August 31, 2019.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	23	12/19	$4,535,121	$4,541,062	$(5,941)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

As a fundamental policy, the Fund seeks to achieve its primary investment objective by investing, under normal market conditions, at least 80% of its net assets in investment grade municipal securities, the interest on which is exempt from federal income tax. The Fund may invest up to 20% of its net assets in municipal securities rated below investment grade (commonly known as “high yield” or “junk” bonds) at the time of purchase by at least one nationally recognized statistical rating organization or which, if unrated, we deemed to be of comparable quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

Notes to Schedule of Investments (unaudited) (continued)

affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$256,026,894	—	$256,026,894
Short-Term Investments†	—	7,100,000	—	7,100,000

Total Investments	—	$263,126,894	—	$263,126,894

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$5,941	—	—	$5,941

†	See Schedule of Investments for additional detailed categorizations.